Real Estate Owned, Net - Supplemental ground lease balance sheet information (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Real Estate
Operating lease right-of-use asset	$ 27,391,012	$ 27,394,936	$ 16,105,888
Operating lease liability	27,391,012	27,394,936	16,105,888
Ground Lease
Real Estate
Operating lease right-of-use asset	27,391,012	27,394,936	16,105,888
Operating lease liability	$ 27,391,012	$ 27,394,936	$ 16,105,888
Weighted average remaining lease term — operating lease (years)	64 years 7 months 6 days	64 years 9 months 18 days	65 years 9 months 18 days
Weighted average discount rate — operating lease	7.60%	7.60%	7.90%